Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 3.8%
Kratos Defense & Security Solutions, Inc. (A)	170,021	$ 4,512,357
Mercury Systems, Inc. (A)	52,756	3,748,842

		8,261,199

Banks - 5.9%
Banc of California, Inc.	223,067	3,758,679
Cadence BanCorp	237,730	4,260,122
Home BancShares, Inc.	218,498	4,632,157

		12,650,958

Biotechnology - 0.6%
Avid Bioservices, Inc. (A)	84,228	1,228,886

Chemicals - 2.2%
Quaker Chemical Corp. (B)	18,122	4,750,320

Consumer Finance - 1.2%
LendingTree, Inc. (A) (B)	7,719	2,512,689

Food & Staples Retailing - 2.6%
Grocery Outlet Holding Corp. (A)	133,572	5,702,189

Health Care Equipment & Supplies - 12.2%
BioLife Solutions, Inc. (A)	83,087	3,150,659
CONMED Corp.	37,145	4,156,526
Heska Corp. (A) (B)	31,714	5,307,655
LeMaitre Vascular, Inc.	56,490	2,714,909
Mesa Laboratories, Inc. (B)	17,857	4,948,889
Neogen Corp. (A)	73,785	5,966,993

		26,245,631

Health Care Providers & Services - 4.4%
BioTelemetry, Inc. (A)	50,024	3,574,715
Fulgent Genetics, Inc. (A)	12,661	1,398,914
LHC Group, Inc. (A)	22,466	4,475,676

		9,449,305

Health Care Technology - 3.5%
Omnicell, Inc. (A)	18,236	2,148,201
Simulations Plus, Inc. (B)	69,878	5,530,145

		7,678,346

Hotels, Restaurants & Leisure - 3.8%
Brinker International, Inc.	65,909	3,880,722
Texas Roadhouse, Inc.	57,553	4,386,114

		8,266,836

Household Durables - 4.9%
Skyline Champion Corp. (A)	168,598	5,669,951
TopBuild Corp. (A)	24,126	4,823,993

		10,493,944

Internet & Direct Marketing Retail - 2.8%
Magnite, Inc. (A) (B)	173,506	6,010,248

IT Services - 11.0%
Endava PLC, ADR (A)	49,006	3,874,414
Evo Payments, Inc., Class A (A)	247,254	5,676,952
MAXIMUS, Inc.	46,162	3,464,920

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Repay Holdings Corp. (A)	147,915	$ 3,276,317
WNS Holdings, Ltd., ADR (A)	110,575	7,428,429

		23,721,032

Life Sciences Tools & Services - 11.1%
Medpace Holdings, Inc. (A)	48,464	6,435,535
NeoGenomics, Inc. (A)	118,870	6,302,487
PRA Health Sciences, Inc. (A)	20,836	2,567,829
Repligen Corp. (A)	42,879	8,575,800

		23,881,651

Machinery - 0.6%
Chart Industries, Inc. (A)	10,891	1,308,118

Oil, Gas & Consumable Fuels - 0.3%
Brigham Minerals, Inc., Class A	53,252	713,044

Personal Products - 1.7%
elf Beauty, Inc. (A)	169,799	3,694,826

Road & Rail - 3.6%
Marten Transport, Ltd.	205,019	3,249,551
Saia, Inc. (A)	25,917	4,580,830

		7,830,381

Semiconductors & Semiconductor Equipment - 1.8%
CMC Materials, Inc.	12,632	1,860,820
Silicon Laboratories, Inc. (A)	15,545	2,039,038

		3,899,858

Software - 16.3%
Appfolio, Inc., Class A (A)	19,928	3,045,198
Box, Inc., Class A (A)	160,464	2,782,446
Cerence, Inc. (A) (B)	32,100	3,592,311
Mimecast, Ltd. (A)	117,227	5,047,794
Pegasystems, Inc.	61,421	7,828,106
Qualys, Inc. (A)	24,595	3,405,670
Workiva, Inc. (A)	97,012	9,455,760

		35,157,285

Specialty Retail - 1.3%
Boot Barn Holdings, Inc. (A)	47,730	2,732,065

Trading Companies & Distributors - 2.0%
SiteOne Landscape Supply, Inc. (A)	26,867	4,236,388

Total Common Stocks (Cost $133,454,936)		210,425,199

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (C)	1,574,533	1,574,533

Total Other Investment Company (Cost $1,574,533)		1,574,533

Transamerica Funds	Page 1

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.5%

Fixed Income Clearing Corp., 0.00% (C), dated 01/29/2021, to be repurchased at $5,345,256 on 02/01/2021. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023 , and with a value of $5,452,184.

$ 5,345,256	$ 5,345,256

Total Repurchase Agreement (Cost $5,345,256)	5,345,256

Total Investments (Cost $140,374,725)	217,344,988
Net Other Assets (Liabilities) - (0.8)%	(1,816,938)

Net Assets - 100.0%	$ 215,528,050

Transamerica Funds	Page 2

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$210,425,199	$—	$—	$210,425,199
Other Investment Company	1,574,533	—	—	1,574,533
Repurchase Agreement	—	5,345,256	—	5,345,256

Total Investments	$211,999,732	$5,345,256	$—	$217,344,988

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,356,793, collateralized by cash collateral of $1,574,533 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $17,177,885. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 3

Transamerica Small Cap Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4